Consolidated Balance Sheets (Parenthetical) - shares	Apr. 30, 2018	Apr. 30, 2017
Statement of Financial Position [Abstract]
Serial preferred shares, no par value, shares authorized (in shares)	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding (in shares)	0	0
Common shares, no par value, shares authorized (in shares)	300,000,000	300,000,000
Common shares, no par value, shares outstanding (in shares)	113,572,840	113,439,553
Treasury shares, shares outstanding (in shares)	32,924,890	33,058,177